LONG-TERM DEBT - Bank credit facilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Long-term debt	$ 4,244,396	$ 3,294,557
Assets carrying value	7,653,390	6,949,542	$ 6,053,932
Bank credit facilities
Long-term debt
Long-term debt	741,996	5,357
Assets carrying value	7,645,900	6,665,700
Secured revolving credit facility
Long-term debt
Drawn credit facility	742,000	0
Export financing facility
Long-term debt
Drawn credit facility		5,400
Secured revolving credit facility matures in July 2023
Long-term debt
Principal amount	$ 1,500,000	$ 965,000